Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 15,931	$ 15,808	$ 16,462
Interest expense (including $6, $30 and $64, to subsidiaries, respectively)	227	1,132	4,360
(Benefit) for income taxes	877	842	1,120
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,759	3,617	4,441
Preferred stock dividends and redemption charge	(207)	(194)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,552	3,423	4,272
Interest expense, related party	6	30	64
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) on securities held for sale	0	0	(11)
Other revenue	56	50	39
Total revenue	3,682	2,787	5,469
Interest expense (including $6, $30 and $64, to subsidiaries, respectively)	339	520	941
Other expense	153	168	197
Total expense	492	688	1,138
Income before income taxes and equity in undistributed net income of subsidiaries	3,190	2,099	4,331
(Benefit) for income taxes	(92)	(289)	(208)
Equity in undistributed net income	477	1,229	(98)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,759	3,617	4,441
Preferred stock dividends and redemption charge	(207)	(194)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,552	3,423	4,272
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	2,490	1,485	3,209
Interest revenue from subsidiaries	0	0	4
Equity in undistributed net income	282	1,278	(139)
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,106	1,199	2,075
Interest revenue from subsidiaries	30	53	153
Equity in undistributed net income	$ 195	$ (49)	$ 41